Note 15 - Investments in subsidiaries, joint ventures and associates (Tables)	6 Months Ended
Jun. 30, 2018
Investments in subsidiaries, joint ventures and associates
Associates Entities and joint ventures. Breakdown by entities
Joint Ventures and Associates Entities. Breakdown by entities (Millions of euros)
	June 2018	December 2017
Joint ventures	228	256
Associates Entities	1,242	1,332
Total	1,470	1,588